Income Taxes (Details)	1 Months Ended	12 Months Ended
	Mar. 16, 2007	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Income Taxes (Details) [Line Items]
Percentage of tax rate		8.25%
Profits amount (in Dollars)		$ 2,000,000
Percentage of profits		16.50%
Taxable income (in Dollars)		$ 2,000,000
Income tax liability			$ 15,000	¥ 100,000
PRC [Member]
Income Taxes (Details) [Line Items]
Percentage of unifrom rate	25.00%
Income tax rate percentage		25.00%
High and New Technology Enterprises [Member] | PRC [Member]
Income Taxes (Details) [Line Items]
Percentage of tax rate		15.00%